United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 62.3%
	Alabama – 2.6%
$2,035,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,144,259
1,510,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,584,685
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2012	2,640,475
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,525,420
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,341,008
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,325,098
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,790,181
2,025,000	Baldwin County, AL, (Series 2010), 3.00%, 1/1/2012	2,075,645
4,510,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2011	4,554,198
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,597,356
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,529,255
29,825,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 0.950%, 1/7/2011	29,825,000
1,300,000	Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,339,975
1,500,000	Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,526,175
4,000,000	Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,163,520
2,160,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2012	2,241,886
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,390,153
	TOTAL	79,594,289
	Arizona – 1.2%
2,000,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,000,000
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,317,280
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,063,380
5,000,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,475,050
1,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,023,210
1,840,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	1,957,006
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,027,230
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,058,460
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,259,812
1,100,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Refunding Bonds (Series 2009A), 4.00%, 10/1/2011	1,129,953
10,000,000	Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.) Mandatory Tender 7/13/2013	9,996,300
2,500,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,607,250
	TOTAL	37,914,931
	Arkansas – 0.6%
15,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Revenue Refunding Bonds (General Obligation)(Series 2010), 4.00%, 8/1/2012	15,782,850
2,295,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,395,291
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	778,162
	TOTAL	18,956,303

Principal Amount		Value
	California – 5.2%
$10,900,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 1.14% (Loyola Marymount University), 10/1/2015	10,900,000
1,000,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2011	1,005,270
1,500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,551,780
515,000	California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	515,927
7,000,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,092,750
1,145,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,169,274
2,650,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,748,315
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,103,354
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,139,112
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,260,640
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,780,438
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,891,800
6,500,000	California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-4), 1.65% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2011	6,519,305
28,000,000	California Municipal Finance Authority, Revenue Bonds , 0.875% TOBs (Republic Services, Inc.), Mandatory Tender 1/3/2011	28,000,280
4,100,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2011	4,092,292
25,705,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 1.00% TOBs (Republic Services, Inc.), Optional Tender 2/1/2011	25,702,944
1,500,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.75% TOBs (Republic Services, Inc.), Optional Tender 2/1/2011	1,500,000
7,500,000	California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2012	7,907,700
1,000,000	California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,000,000
480,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(National Public Finance Guarantee Corporation INS), 1/1/2011	480,000
3,895,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(United States Treasury COL), 1/1/2011	3,895,000
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,875,005
1,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,005,340
4,000,000	Long Beach CCD, CA, Bond Anticipation Notes (Series 2010A), 9.85%, 1/15/2013	4,629,360
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,363,800
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2012	2,114,080
2,755,000	San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, Series 2008, 5.00%, 4/1/2011	2,784,561
	TOTAL	159,028,327
	Colorado – 1.0%
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	98,858
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,538,167
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	26,660,750
	TOTAL	31,297,775
	Connecticut – 0.4%
7,800,000	Connecticut Development Authority, PCR Revenue Bonds (Series 1996A), 1.40% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2011	7,799,844
1,000,000	Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,033,010

Principal Amount			Value
$4,020,000		Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,456,250
		TOTAL	13,289,104
		Delaware – 0.4%
4,000,000		Delaware EDA, PCR Refunding Bonds (Series 2000C), 1.80% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	3,996,960
6,000,000		Delaware EDA, PCR Refunding Bonds (Series 2000C), 2.30% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	5,996,040
3,000,000		University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,012,630
		TOTAL	13,005,630
		District of Columbia – 0.6%
12,250,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010C), 0.52%, 12/1/2011	12,252,450
2,550,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,665,591
3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,202,650
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,022,750
		TOTAL	19,143,441
		Florida – 4.8%
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	5,800,000
54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	21,761
60,000,000		Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	60,205,800
1,000,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2010A), 5.00%, 7/1/2011	1,022,290
4,000,000		Florida State Board of Education Lottery, Revenue Refunding Bonds (Series 2010C), 2.00%, 7/1/2011	4,029,320
1,365,000		Florida State Board of Education Lottery, Revenue Refunding Bonds (Series 2010C), 3.00%, 7/1/2011	1,381,817
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00% (Florida State), 6/1/2011	3,439,091
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,462,731
6,105,000		Florida State Turnpike Authority, Refunding Turnpike Revenue Bonds (Series 2008A), 5.00%, 7/1/2011	6,243,889
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,348,118
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,160,700
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,457,520
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.09%, 10/1/2012	12,000,000
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.44%, 10/1/2014	5,000,750
6,400,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2004), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2011	6,387,968
5,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2011	4,998,050
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,133,660
9,350,000		Pasco County, FL School Board, (Series B) ARS (AMBAC INS), 1.450%, 1/7/2011	9,350,000
8,525,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 1.350%, 1/7/2011	8,525,000
		TOTAL	147,968,465
		Georgia – 2.3%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	522,555
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,072,910
2,250,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,305,102
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,135,960
4,100,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,139,770
2,100,000		Burke County, GA Development Authority, PCRBs (Sereis 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,119,341
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.) Mandatory Tender 4/1/2014	3,997,440
1,000,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.40% TOBs (Waste Management, Inc.), Mandatory Tender 10/3/2011	994,270
4,165,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	4,209,524
2,850,000		Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (GTD by Georgia State), 8/1/2011	2,888,902

Principal Amount		Value
$2,500,000	Fulton County, GA Facilities Corp., COPs (Series 2009), 3.00%, 11/1/2011	2,544,225
1,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,014,830
4,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,234,280
8,120,000	Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,482,802
8,000,000	Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,278,320
5,850,000	Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,251,427
700,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	697,508
5,000,000	Monroe County, GA Development Authority, PCR Revenue Bonds (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,000,000
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,017,860
1,000,000	Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,030,750
1,500,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2011	1,546,935
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,443,428
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,515,234
	TOTAL	70,443,373
	Illinois – 3.8%
3,500,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,792,215
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2011	2,071,940
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,298,814
3,500,000	Illinois Finance Authority — Solid Waste, 1.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/3/2011	3,480,960
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	3,874,160
10,000,000	Illinois Finance Authority, Revenue Bonds (Series 2010B), 3.00% (Art Institute of Chicago), 7/1/2013	10,092,000
5,130,000	Illinois Finance Authority, Revenue Bonds (Series 2010D), 2.00% (Advocate Health Care Network), 4/1/2011	5,145,288
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,844,563
32,000,000	Illinois State, GO Certificates of July, 2010, 3.00% TRANs, 5/20/2011	32,174,080
3,650,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	3,749,061
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,166,951
16,000,000	Illinois State, UT GO, 3.00% TRANs, 4/15/2011	16,051,840
2,000,000	Railsplitter Tobacco Settlement Authority, IL , Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2012	2,050,200
3,000,000	Railsplitter Tobacco Settlement Authority, IL , Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,094,860
12,600,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.00%, 1/1/2011	12,600,000
	TOTAL	116,486,932
	Indiana – 0.3%
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,874,135
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2011	1,010,650
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,077,700
1,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 2.00%, 7/1/2011	1,008,340
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,540,620
	TOTAL	8,511,445
	Iowa – 0.5%
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,563,000
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,293,300

Principal Amount		Value
$7,050,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,271,370
	TOTAL	14,127,670
	Kansas – 0.2%
450,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2011	459,122
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2012	187,565
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2013	219,278
500,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 3.00% (Via Christi Health System, Inc.), 11/15/2011	506,995
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,050,000
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,151,800
	TOTAL	4,574,760
	Kentucky – 0.8%
1,000,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,026,620
4,465,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2011	4,539,833
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	4,950,452
15,000,000	Owensboro, KY, GO BAN's (Series 2009), 3.25%, 7/1/2012	15,096,600
	TOTAL	25,613,505
	Louisiana – 0.6%
15,000,000	Louisiana State Gas & Fuels, Tax Second Lien Revenue Bonds (Series 2009A-1), 1.09%, 5/1/2043	15,001,200
3,250,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-1A), 1.60% TOBs (Loop LLC), Mandatory Tender 10/1/2012	3,227,998
	TOTAL	18,229,198
	Maryland – 0.3%
1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,038,150
2,955,000	Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	3,221,571
5,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,126,200
	TOTAL	9,385,921
	Massachusetts – 4.6%
10,600,000	Cape Cod, MA Regional Tranportation Authority, 1.75% RANs, 7/29/2011	10,616,218
4,000,000	Commonwealth of Massachusetts, LT GO Constuction Loan Bonds (Series C), 5.50% (Assured Guaranty Municipal Corp. INS), 11/1/2011	4,169,440
16,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.72%, 2/1/2013	16,009,120
12,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.58%, 2/1/2012	12,000,240
3,750,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.87%, 2/1/2014	3,750,263
5,100,000	Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.00% RANs, 8/19/2011	5,124,072
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,412,260
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,031,810
1,465,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,510,225
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,062,540
3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,337,035
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,008,840
6,945,000	Massachusetts State HFA, (Series 2009-B), 2.50%, 2/1/2011	6,956,737
10,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 4.00%, 9/1/2011	10,709,790
9,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,491,940
6,500,000	Montachusett, MA Regional Transit Authority, 2.00% RANs, 8/12/2011	6,527,820

Principal Amount		Value
$25,000,000	Pioneer Valley, MA Transit Authority, 2.00% RANs, 7/29/2011	25,101,750
6,575,000	Southeastern Massachusetts Regional Transportation Authority, 1.75% RANs, 9/2/2011	6,596,960
10,000,000	Wachesett, MA Regional School District, 1.50% RANs, 6/30/2011	10,022,100
	TOTAL	142,439,160
	Michigan – 1.4%
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999 B-4), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,806,565
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,221,180
6,665,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,628,343
8,250,000	Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,177,152
14,770,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	15,041,473
	TOTAL	41,874,713
	Minnesota – 1.1%
12,000,000	Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,038,280
2,040,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2011	2,044,631
2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2012	2,553,437
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2013	3,127,897
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2014	3,227,051
3,000,000	Columbia Heights, MN ISD No. 013, (Series A), 2.00% TANs (GTD by Minnesota State), 8/8/2011	3,022,470
1,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds (Series 2008), 4.00% (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2012	1,031,120
2,900,000	Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	2,967,483
1,250,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2010), 3.00% (Gillette Children's Specialty Healthcare), 2/1/2012	1,270,162
2,500,000	Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,507,700
	TOTAL	33,790,231
	Mississippi – 0.7%
6,665,000	Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.), Mandatory Tender 1/15/2013	6,645,605
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections)/(United States Treasury PRF), 8/1/2012	3,456,302
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,280,112
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	10,788,600
	TOTAL	22,170,619
	Missouri – 0.2%
4,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	3,972,680
1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,674,224
	TOTAL	5,646,904
	Nebraska – 0.1%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,220,287
1,750,000	Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,800,085
	TOTAL	3,020,372
	Nevada – 0.3%
1,500,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 3.00%, 7/1/2012	1,541,850
1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,849,260
2,350,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,452,248
720,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	711,360
1,475,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,458,038
	TOTAL	8,012,756

Principal Amount		Value
	New Hampshire – 0.2%
$5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,118,600
	New Jersey – 2.6%
2,250,000	Atlantic County Utilities Authority, NJ, Sewer Revenue Refunding Bonds (Series 2009), 4.00% (Assured Guaranty Corp. INS), 1/15/2011	2,252,925
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Revenue Refunding Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,563,180
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,600,487
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,003,960
8,500,000	New Brunswick, NJ Parking Authority, Subordinate Project Notes GTD by City of New Brunswick, NJ (Jelin Street Construction, Series 2010), 1.375% BANs, 3/1/2011	8,503,230
9,000,000	New Brunswick, NJ Parking Authority, Subordinate Project Notes GTD by City of New Brunswick, NJ (Transit Village Parking, Series 2010), 2.00% BANs, 3/1/2011	9,011,520
15,800,000	New Jersey EDA, Exempt Facility Revenue Refunding Bonds (Series 2010A), 1.20% TOBs (Public Service Electric & Gas Co.), Mandatory Tender 12/1/2011	15,787,676
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(United States Treasury COL), 3/1/2011	1,007,760
16,500,000	Salem County, NJ PCFA, PCR Refunding Bonds (Series 2003B-1), 0.95% TOBs (Public Service Electric & Gas Co.), Mandatory Tender 11/1/2011	16,494,885
16,500,000	Salem County, NJ PCFA, PCR Refunding Bonds (Series 2003B-2), 0.95% TOBs (Public Service Electric & Gas Co.), Mandatory Tender 11/1/2011	16,494,885
2,745,050	Seaside Heights Borough, NJ, 1.50% BANs, 2/4/2011	2,746,258
	TOTAL	79,466,766
	New Mexico – 0.3%
3,000,000	Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	2,972,340
2,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,001,540
4,000,000	New Mexico State Finance Authority, State Transportation Refunding Revenue Bonds (Series 2009A), 5.00%, 6/15/2011	4,085,200
	TOTAL	9,059,080
	New York – 5.2%
600,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2011	608,664
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,104,680
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,156,240
1,500,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,644,570
8,520,000	Gilbertsville-Mount Upton, NY CSD, 2.25% BANs, 6/30/2011	8,581,174
3,000,000	Monroe County, NY, Public Improvement Bonds (Series 2009A), 3.75% (Assured Guaranty Corp. INS), 6/1/2011	3,040,500
20,000,000	Nassau County, NY, 2.00% TANs, 10/15/2011	20,152,200
4,000,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2011	4,059,000
1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,561,470
5,000,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.550%, 1/7/2011	5,000,000
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,399,150
6,355,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,522,963
10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York), Mandatory Tender 5/15/2012	10,457,700
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.5% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	4,964,800
17,000,000	New York State Thruway Authority, General Revenue Bond Anticipation Notes (Series 2009A), 4.00%, 7/15/2011	17,334,900
20,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	21,452,200
11,092,530	Newburgh, NY, (Series 2010C), 5.25% BANs, 11/30/2011	11,184,598
1,445,000	Newburgh, NY, 5.15% BANs, 8/30/2011	1,458,684
4,000,000	Newburgh, NY, 5.15% BANs, 8/30/2011	4,037,880
12,552,000	South Jefferson, NY CSD, 2.00% BANs, 6/24/2011	12,605,346

Principal Amount		Value
$2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,061,880
13,125,000	Worcester, NY CSD, 2.00% BANs, 6/24/2011	13,165,031
	TOTAL	159,553,630
	North Carolina – 0.7%
2,500,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,568,175
1,000,000	Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,021,450
500,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 3.00%, 12/1/2011	512,055
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,166,240
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,038,880
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,282,200
2,855,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,153,719
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,143,560
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,083,500
1,500,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00% (United States Treasury COL), 1/1/2011	1,500,000
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,017,380
2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,098,480
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,174,620
	TOTAL	22,760,259
	Ohio – 3.4%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,017,180
5,000,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,506,450
2,085,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002) , 3.75% TOBs (Franciscan Care Center)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 3/1/2011	2,090,046
8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,064,800
25,890,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	25,510,711
6,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2011	6,038,340
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	12,608,419
2,900,000	Ohio State Air Quality Development Authority, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,913,079
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,366,840
4,000,000	Ohio State Water Development Authority, 2.30% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2011	3,995,800
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,235,856
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,834,473
5,500,000	Ohio Water Development Authority, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,538,280
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	2,973,960
12,230,000	Richland County, OH, 3.50% BANs, 1/11/2011	12,234,403
9,600,000	Toledo, OH, 1.75% BANs, 10/27/2011	9,609,984
	TOTAL	104,538,621
	Oklahoma – 0.7%
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.00% (Putnam City Public Schools), 3/1/2011	1,003,400
3,825,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.50% (Putnam City Public Schools), 3/1/2012	3,915,844
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,041,590

Principal Amount			Value
$17,005,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 1.09%, 1/1/2023	16,818,965
		TOTAL	22,779,799
		Pennsylvania – 5.9%
13,200,000		Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.39% (UPMC Health System), 5/15/2038	13,023,516
2,040,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	2,081,045
5,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,145,650
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 3.00% (UPMC Health System), 5/15/2011	3,027,240
5,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,193,550
10,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,776,000
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,557,218
2,180,000		Allegheny County, PA, GO Bonds (Series C-63), 3.00%, 11/1/2011	2,218,521
6,970,000		Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,418,938
7,000,000		Beaver County, PA IDA, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,048,720
10,900,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	10,794,270
12,000,000		Pennsylvania EDFA, (Series B), 0.90% TOBs (Republic Services, Inc.), Mandatory Tender 1/3/2011	12,000,120
3,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2002A), 1.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2011	3,498,915
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	2,924,490
8,350,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,715,480
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,474,260
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,008,322
19,955,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,060,362
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,089,840
4,170,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.00% (UPMC Health System), 5/15/2011	4,207,071
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,088,830
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,243,729
12,070,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.39%, 12/1/2014	12,112,486
25,000,000		Philadelphia, PA School District, LT GO Notes (Series A of 2010-2011), 2.50% TRANs, 6/30/2011	25,233,000
2,255,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.848% (Guthrie Healthcare System, PA), 12/1/2017	2,038,407
2,100,000		University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,166,612
		TOTAL	181,146,592
		South Carolina – 0.5%
3,000,000		Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,999,970
5,950,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.09% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,659,521
5,285,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,519,760
		TOTAL	14,179,251
		Tennessee – 0.3%
4,500,000		Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,505,940
62,520	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	25,946
57,518	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	23,870
125,040	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	51,891
5,585,000		Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,842,636
		TOTAL	10,450,283

Principal Amount		Value
	Texas – 3.4%
$1,500,000	Austin, TX, Water and Wastewater System Revenue Refunding Bonds (Series 2008A), 3.00%, 11/15/2011	1,533,450
875,000	Dallas, TX ISD, UT GO Refunding Bonds (Series 2009), 4.00% (Escrowed In Treasuries COL), 2/15/2011	878,544
5,625,000	Dallas, TX ISD, UT GO Refunding Bonds (Series 2009), 4.00%, 2/15/2011	5,650,087
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2011	2,057,540
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,101,560
1,855,000	Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 3.00%, 2/15/2011	1,860,899
1,540,000	Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 4.25%, 2/15/2012	1,600,599
3,170,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 3.00%, 2/15/2011	3,180,081
4,345,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,552,343
19,000,000	Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.750%, 1/5/2011	19,000,000
1,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,011,460
2,300,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,462,564
3,400,000	Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 1.470%, 1/6/2011	3,400,000
4,700,000	Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 1.470%, 1/6/2011	4,700,000
750,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00% (United States Treasury PRF), 10/1/2011	775,860
500,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	517,205
3,500,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,553,690
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	508,380
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	508,600
6,825,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2012	6,922,734
1,000,000	San Antonio, TX Water System, Junior Lien Revenue Refunding Bonds (Series 2010), 3.00%, 5/15/2012	1,031,290
5,000,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 4.00% (Texas State), 10/1/2011	5,135,400
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	6,899,140
7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,918,625
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	15,571,450
1,500,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,517,595
	TOTAL	104,849,096
	Utah – 1.0%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.90% TOBs (Nucor Corp.), Optional Tender 10/1/2011	3,300,561
3,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2011	3,071,370
2,765,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2011	2,827,351
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,184,770
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,524,180
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,511,999
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	11,298,752
	TOTAL	30,718,983
	Virginia – 1.2%
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,711,958
4,275,000	Hopewell, VA, Sewer System Revenue Bonds (Series 2009), 4.00%, 11/15/2012	4,381,618
3,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,100,830
7,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.375% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2011	7,001,400
1,650,000	Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,729,860
4,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,078,960

Principal Amount			Value
$2,825,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	3,016,168
3,290,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,378,995
3,000,000		Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,159,270
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,743,966
		TOTAL	36,303,025
		Washington – 1.4%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,362,881
1,000,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2011	1,000,000
2,155,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,238,571
3,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,069,930
7,000,000	[3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.75% TOBs (Waste Management, Inc.), Optional Tender 9/1/2011	6,995,170
8,000,000	[3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.75% TOBs (Waste Management, Inc.), Optional Tender 9/1/2011	7,994,480
8,520,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2011	8,582,878
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	9,966,699
		TOTAL	42,210,609
		West Virginia – 0.5%
5,000,000		West Virginia EDA, PCR Revenue Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,272,950
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	9,985,900
		TOTAL	15,258,850
		Wisconsin – 0.9%
3,750,000		Oak Creek, WI Waterworks System, BAN's (Series 2009), 4.00%, 4/1/2011	3,757,913
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,670,920
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,884,105
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,363,920
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,119,580
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,586,133
750,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	786,870
		TOTAL	29,169,441
		Wyoming – 0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 2.25% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2011	4,259,640
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,905,801,675)	1,916,348,349
		SHORT-TERM MUNICIPALS – 38.0%;5
		Alabama – 3.9%
65,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.980%, 1/5/2011	65,000,000
6,170,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	6,170,000
31,045,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 3.250%, 1/6/2011	31,045,000
1,165,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	1,165,000
6,070,000		Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	6,070,000
10,000,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 4.000%, 1/5/2011	10,000,000
		TOTAL	119,450,000

Principal Amount			Value
		Arizona – 0.1%
$1,220,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 1.030%, 1/5/2011	1,220,000
		Arkansas – 0.3%
6,425,000		Arkansas Development Finance Authority, (Series 2001D) Weekly VRDNs (ChapelRidge of Cabot Housing Associates)/(Regions Bank, Alabama LOC), 3.600%, 1/6/2011	6,425,000
2,055,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 3.600%, 1/6/2011	2,055,000
		TOTAL	8,480,000
		California – 0.4%
11,495,000	[3,4]	San Diego, CA USD, DCL Floater Certificates (Series 2008-066) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.470%, 1/6/2011	11,495,000
		District of Columbia – 0.3%
10,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	10,000,000
		Florida – 5.0%
5,425,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	5,425,000
10,230,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	10,230,000
29,460,000		New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.980%, 1/5/2011	29,460,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 1.080%, 1/5/2011	5,000,000
4,000,000		Orange County, FL IDA, (Series 2002) Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC), 0.980%, 1/5/2011	4,000,000
8,370,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.980%, 1/5/2011	8,370,000
55,300,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.760%, 1/6/2011	55,300,000
9,800,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.750%, 1/3/2011	9,800,000
7,930,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 1.100%, 1/5/2011	7,930,000
16,820,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	16,820,000
		TOTAL	152,335,000
		Georgia – 2.3%
26,615,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 2.100%, 1/3/2011	26,615,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 1.180%, 1/5/2011	4,800,000
5,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 4.090%, 1/6/2011	5,000,000
15,760,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 3.600%, 1/6/2011	15,760,000
19,225,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	19,225,000
		TOTAL	71,400,000
		Illinois – 1.4%
12,300,000		Crestwood Village, IL, (Series 2007) Weekly VRDNs (Trinity Christian College Association)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	12,300,000
8,800,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.620%, 1/5/2011	8,800,000
11,845,000	[3,4]	Illinois State, P-Floats (Series PT-3523) Weekly VRDNs (Dexia Credit Local LIQ), 0.480%, 1/6/2011	11,845,000
10,360,000	[3,4]	Illinois State, P-Floats (Series PT-3524) Weekly VRDNs (Dexia Credit Local LIQ), 0.480%, 1/6/2011	10,360,000
		TOTAL	43,305,000
		Indiana – 0.9%
4,500,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/6/2011	4,500,000

Principal Amount			Value
$22,310,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/6/2011	22,310,000
		TOTAL	26,810,000
		Kansas – 0.4%
11,075,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.480%, 1/6/2011	11,075,000
		Kentucky – 0.3%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.780%, 1/7/2011	9,860,000
		Louisiana – 2.1%
9,625,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	9,625,000
36,000,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.500%, 1/5/2011	36,000,000
20,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	20,000,000
		TOTAL	65,625,000
		Maine – 0.3%
9,700,000		Maine Finance Authority, (Series 2007A) Weekly VRDNs (Hebron Academy, Inc.)/(Banco Santander, S.A. LOC), 0.710%, 1/6/2011	9,700,000
		Maryland – 0.1%
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.980%, 1/5/2011	3,000,000
		Massachusetts – 2.7%
1,000,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.330%, 1/6/2011	1,000,000
1,755,000		Massachusetts Development Finance Agency, (Series 2004), 0.90% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/10/2011	1,755,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.90% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/10/2011	10,000,000
52,550,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 1/10/2011	52,550,000
7,000,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 1/13/2011	7,000,000
11,580,000	[3,4]	Massachusetts State Special Obligation, P-Floats (Series PT-3612) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.480%, 1/6/2011	11,580,000
		TOTAL	83,885,000
		Michigan – 1.1%
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.660%, 1/6/2011	7,825,000
27,045,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/6/2011	27,045,000
		TOTAL	34,870,000
		Mississippi – 3.4%
17,700,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	17,700,000
12,750,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	12,750,000
66,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 3.500%, 1/6/2011	66,050,000
6,415,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	6,415,000
		TOTAL	102,915,000
		Missouri – 0.1%
2,500,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC), 1.030%, 1/5/2011	2,500,000
		New Hampshire – 1.9%
34,350,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.90% CP (New England Power Co.), Mandatory Tender 1/10/2011	34,350,000
25,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.90% CP (New England Power Co.), Mandatory Tender 1/6/2011	25,000,000
		TOTAL	59,350,000

Principal Amount			Value
		New Jersey – 1.4%
$30,705,000	[3,4]	New Jersey EDA, P-Floats (Series PT-3824) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.470%, 1/6/2011	30,705,000
11,645,000	[3,4]	Washington Township, NJ Board of Education (Mercer County), P-Floats (Series PT-2808) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.470%, 1/6/2011	11,645,000
		TOTAL	42,350,000
		New York – 0.2%
4,780,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.750%, 1/6/2011	4,780,000
		North Carolina – 1.5%
32,620,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 1.000%, 1/6/2011	32,620,000
14,265,000	[3,4]	North Carolina Eastern Municipal Power Agency, P-Floats (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.480%, 1/6/2011	14,265,000
		TOTAL	46,885,000
		Ohio – 0.3%
4,365,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/6/2011	4,365,000
5,200,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 1/3/2011	5,200,000
		TOTAL	9,565,000
		Oklahoma – 0.0%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.490%, 1/5/2011	1,000,000
		Pennsylvania – 0.1%
2,170,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.850%, 1/6/2011	2,170,000
		South Carolina – 0.5%
16,095,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.920%, 1/6/2011	16,095,000
		Tennessee – 0.8%
4,800,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 1.030%, 1/5/2011	4,800,000
1,900,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	1,900,000
7,400,000		McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	7,400,000
6,740,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 1.030%, 1/5/2011	6,740,000
4,855,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 3.250%, 1/6/2011	4,855,000
		TOTAL	25,695,000
		Texas – 2.7%
11,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 3.000%, 1/3/2011	11,000,000
57,500,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 2.130%, 1/3/2011	57,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.800%, 1/5/2011	15,000,000
		TOTAL	83,500,000
		Virginia – 1.6%
4,585,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	4,585,000
5,700,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 0.980%, 1/5/2011	5,700,000
2,900,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.980%, 1/6/2011	2,900,000
3,475,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.980%, 1/5/2011	3,475,000
23,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 1/18/2011	23,500,000
7,400,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.750%, 1/3/2011	7,400,000
		TOTAL	47,560,000
		West Virginia – 0.6%
19,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.00% CP (Virginia Electric & Power Co.), Mandatory Tender 1/13/2011	19,500,000

Principal Amount		Value
	Wisconsin – 1.3%
$3,110,000	Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.660%, 1/6/2011	3,110,000
1,300,000	Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.660%, 1/6/2011	1,300,000
6,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.660%, 1/6/2011	6,000,000
20,655,000	Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.010%, 1/6/2011	20,655,000
5,130,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/5/2011	5,130,000
4,785,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.580%, 1/6/2011	4,785,000
	TOTAL	40,980,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,167,355,000)	1,167,355,000
	TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $3,073,156,675)[6]	3,083,703,349
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[7]	(8,707,363)
	TOTAL NET ASSETS — 100%	$3,074,995,986

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.2% of the portfolio as calculated based upon total market value.

1	Non-income producing security.
2	Obligor had filed for bankruptcy. On September 3, 2010, a Notice of Sale and Initial Distribution to Bondholders was received and a portion of the bond was redeemed upon subsequent receipt of the proceeds. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $116,884,650, which represented 3.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2010, these liquid restricted securities amounted to $101,895,000, which represented 3.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.75% TOBs (Waste Management, Inc.), Optional Tender 9/1/2011	2/25/2010	$7,000,000	$6,995,170
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.75% TOBs (Waste Management, Inc.), Optional Tender 9/1/2011	2/25/2010	$8,000,000	$7,994,480
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At December 31, 2010, the cost of investments for federal tax purposes was $3,073,148,532. The net unrealized appreciation of investments for federal tax purposes was $10,554,817. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,589,407 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,034,590.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
CCD	— Community College District
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRBs	— Industrial Development Revenue Bonds
IFA	— Industrial Finance Authority

INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LO	— Limited Obligations
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011